State Street Bank and Trust Company
Legal Administration Services Department
P.O. Box 5501
Boston, MA 02206-5049

February 25, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention: Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Registrant”)
File Numbers:  811-09819; 333-30810
Post-Effective Amendment No. 31/32 to Registration Statement as filed on Form N-1A

As administrator on behalf of the Trust, pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), please find attached for filing on behalf of the Trust, Post-Effective Amendment No. 31 to the Trust’s Registration Statement under the 1933 Act and No. 32 to the Trust’s Registration Statement under the 1940 Act on Form N-1A.

If you have any questions concerning this filing, please call me directly at (617) 662-1742.

Sincerely,

/s/ David James
David James
Secretary